Shareholders' Deficit (Details Narrative) (10-Q) - USD ($)					1 Months Ended											2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	May 10, 2016	Apr. 08, 2016	Feb. 03, 2015	Feb. 03, 2015	Mar. 31, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Jan. 29, 2016	Dec. 31, 2015	Jun. 30, 2015	Feb. 28, 2015	Jan. 31, 2015	Jul. 31, 2014	Jan. 31, 2014	Feb. 28, 2015	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2014	Mar. 29, 2016	Sep. 30, 2015	Apr. 30, 2015	Jan. 30, 2015	Mar. 18, 2014
Issuance of convertible preferred stock, shares										44,030							44,030			43,530		44,030	2,229,702
Convertible preferred stock price per share										$ .0001							$ .0001			$ 0.0001		$ .0001	$ 0.0001
Warrants to purchase of common stock, shares										1,313				237,570			1,313					1,313
Warrants price per share										$ 60.00				$ 28.20			$ 60.00					$ 60.00
Gross proceeds in the form of promissory notes payable																				$ 3,050,000	$ 750,000	$ 1,150,000	$ 8,261,340
Conversion of debt into stock															$ 986,793						752,000	752,000	7,288,025
Debt converted into the stock shares															16,458
Percentage of preferred stock shares issued and outstanding														125.00%
Proceeds from issuance of common stock																				$ 1,266,341	33,829	$ 255,991	5,579,208
Number of common stock shares issued																				3,938		263
Fair value of warrants																				$ 3,106,733	2,646,170	$ 3,421,670
Number of common stock issued for employees for stock purchase plan																				$ 61,748
Warrants value										$ 537,000	$ 49,000						$ 537,000	$ 49,000			$ 49,000	$ 537,000	$ 146,000
Common stock, shares authorized										500,000,000							500,000,000			500,000,000		500,000,000	500,000,000						22,500,000
Common stock, par value										$ 0.0001							$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001						$ 0.01
Preferred stock, shares authorized										20,000,000							20,000,000			20,000,000		20,000,000	20,000,000						2,500,000
Proceeds from equity offering																				$ 1,361,000
Recognized expense																						$ 3,704,682
Performance Bonus Plan [Member]
Number of common stock shares issued for employees benefits																				15,859
Associate Stock Purchase Plan [Member]
Number of common stock shares issued for employees for stock purchase plan																				12,108
Number of common stock issued for employees for stock purchase plan																				$ 62,000
Warrants [Member]
Warrants to purchase of common stock, shares														172,223	20,167												54,750
Warrants price per share										$ 6.75					$ 3.60		$ 6.75					$ 6.75					$ 21.00
Proceeds from issuance of convertible preferred stock and warrants														$ 5,100,000
Conversion of debt into stock																								$ 3,285,000
Debt converted into the stock shares																								54,750
Fair value of warrants										$ 4,587
Cancellation of debt amount														$ 6,300,000
Recognized expense										$ 20,611												$ 7,374
Issuance of warrants										3,334							3,334					3,334
Warrants [Member] | Private Placement [Member]
Warrant term									5 years
Warrants to purchase of common stock, shares									250,000
Warrants price per share									$ 0.329
Proceeds from issuance of convertible preferred stock and warrants									$ 164,500
Number of common stock shares issued									231,000								15,400
Fair value of warrants									$ 568,000								$ 568,000
Fair value of anti-dilutive exercise price									$ 43,000	$ 43,000							$ 43,000					$ 43,000
Warrants [Member]
Warrants to purchase of common stock, shares											1,313							1,313			1,313
Warrants price per share											$ 60							$ 60			$ 60
Number of common stock shares issued																					263
Number of common stock shares issued for service																					8,000
Five Year Warrant [Member]
Warrant term																						5 years
Warrants price per share										$ 6.75							$ 6.75					$ 6.75
Fair value of warrants																						$ 2,787
Maximum [Member] | Warrants [Member]
Warrant term															5 years
Minimum [Member] | Warrants [Member]
Warrant term															3 years
Series A and B Convertible Preferred Holders [Member]
Convertible preferred stock price per share										17.25							17.25					$ 17.25
Warrants adjusted price per share										4.94							4.94			$ 4.94		$ 4.94
Conversion of stock, shares issued																				4,985		4,985
Preferred stock dividend rate																				8.00%		8.00%
Minimum aggregate financing required after closing for full ratchet																				$ 5,000,000		$ 5,000,000
Number of common stock shares issued																				74,765		74,765
Fair value of expense																				$ 71,619
Series A and B Convertible Preferred Holders [Member] | Maximum [Member]
Warrants price per share										2.00							2.00			$ 17.25		$ 2.00
Preferred stock conversion price										1.50							1.50			17.25		1.50
Series A and B Convertible Preferred Holders [Member] | Minimum [Member]
Warrants price per share										1.15							1.15			7.22		1.15
Preferred stock conversion price										$ 1.15							$ 1.15			$ 7.22		$ 1.15
James L. Davis [Member]
Warrants to purchase of common stock, shares	5,000						16,667																		250,000
Warrants price per share	$ 4.94						$ 4.94
Conversion of stock, shares converted							8,334
Conversion of stock, shares issued	6,667
Additional warrants issued to purchase of common stock							16,667
Gross proceeds from warrants	$ 152,000
Note maturity date	Jan. 11, 2017						Jan. 31, 2017
Note payable outstanding							$ 150,000
James L. Davis [Member] | Warrants [Member]
Warrant term																							5 years
Warrants to purchase of common stock, shares																							39,429
Warrants price per share																							$ 30.00
Percentage of preferred stock shares issued and outstanding																							100.00%
Fair value of warrants																							$ 46,000
Michael J. Hanson [Member]
Warrant term																				5 years
Warrants to purchase of common stock, shares																				663,117					250,000
Warrants price per share																				$ 0.329
Gross proceeds in the form of promissory notes payable																				$ 493,000
Number of common stock shares issued																				1,646,886
Number of shares sold in private placement																				1,497,168
Warrants value																				$ 33,000
Fair value of expense																				299,000
Warrant liability																				$ 179,973
Michael J. Hanson [Member] | Warrants [Member]
Warrants to purchase of common stock, shares																							29,211
Warrants price per share																							$ 30.00
Series C Preferred StockHolders [Member]
Conversion of stock, shares converted											548,842
Mark-to-market warrant and debt expense																		$ 3,705,000			$ 3,705,000
Investor [Member]
Warrants to purchase of common stock, shares											170,698							170,698			170,698
Warrants price per share											$ 5.55							$ 5.55		$ 4.94	$ 5.55
Conversion of stock, shares converted																				192,509
Conversion of stock, shares issued																				187,762
Preferred stock converted of common stock closing price percentage																				110.00%
Fair value of warrants																				$ 1,002,000
Gross proceeds from warrants																				932,000
Warrants value											$ 608,000							$ 608,000			$ 608,000
Fair value of expense																				336,000
Investor Relations And Financial Advisory Services [Member]
Number of common stock shares issued for service							31,000
Accredited Investors [Member] | Private Placement [Member]
Warrant term		5 years				5 years
Warrants to purchase of common stock, shares		18,019			104,595	104,595
Warrants price per share		$ 6.90			$ 6.90	$ 6.90
Warrants adjusted price per share		$ 5.63			5.63	$ 5.63
Number of shares sold in private placement		36,067				209,190
Accredited investors price per share		$ 5.55			$ 5.55	$ 5.55
Additional warrants issued to purchase of common stock					36,037	36,037
Gross proceeds from warrants		$ 200,000				$ 1,161,000
Three Individual Investors [Member]
Warrant term													10 years
Warrants to purchase of common stock, shares										7,329			5,000				7,329					7,329
Warrants price per share										$ 17.25			$ 21.00				$ 17.25					$ 17.25
Fair value of warrants																				$ 11,238		$ 11,238
Directors [Member] | Five Year Warrant [Member]
Warrant term											5 years
Warrants to purchase of common stock, shares										16,127	16,127	27,175				27,175	16,127	16,127			16,127	16,127
Warrants price per share										$ 6.60	$ 6.60	$ 17.25				$ 17.25	$ 6.60	$ 6.60			$ 6.60	$ 6.60
Fair value of warrants											$ 22,000	$ 76,489
Lease term											2 years	3 years
Placement Agents [Member] | Warrants [Member]
Warrant term																					5 years	5 years
Warrants to purchase of common stock, shares										18	18						18	18			18	18	6,682
Warrants price per share										$ 30.00	$ 30.00						$ 30.00	$ 30.00			$ 30.00	$ 30.00	$ 30.00
Warrants adjusted price per share											$ 7.22							$ 7.22			$ 7.22
Additional warrants issued to purchase of common stock											4,930							4,930			4,930
Placement Agents [Member] | Warrant One [Member]
Warrants to purchase of common stock, shares																				7,329
Warrants price per share																				$ 17.25
Placement Agents [Member] | Warrant Two [Member]
Warrants to purchase of common stock, shares										4,930							4,930			46,934		4,930
Warrants price per share										$ 7.22							$ 7.22			$ 7.22		$ 7.22
Placement Agents [Member] | Warrant Three [Member]
Warrants to purchase of common stock, shares										46,934							46,934			16,117		46,934
Warrants price per share										$ 7.22							$ 7.22			$ 7.88		$ 7.22
Former Series A and B Preferred Stock Holders [Member]
Warrants adjusted price per share																				4.94
Former Series A and B Preferred Stock Holders [Member] | Maximum [Member]
Warrants to purchase of common stock, shares										16,117							16,117					16,117
Warrants price per share										$ 7.88							$ 7.88			7.22		$ 7.88
Former Series A and B Preferred Stock Holders [Member] | Minimum [Member]
Warrants price per share																				$ 17.25
Former Senior Lender [Member]
Warrants to purchase of common stock, shares										5,082							5,082			5,082		5,082
Warrants price per share										$ 135.00							$ 135.00			$ 135.00		$ 135.00
Warrant expiration date																				Oct. 30, 2017		Oct. 30, 2017
Former Series A, B and C Preferred Stock Holders [Member]
Warrants to purchase of common stock, shares																				44,030
Fair value of expense																				$ 3,065,195
Replacement Warrants [Member]
Warrants to purchase of common stock, shares								44,208
Warrants price per share								$ 4.94
Warrants adjusted price per share								$ 7.22
Preferred stock converted of common stock closing price percentage								110.00%
Gross proceeds from warrants																				$ 416,000
Fair value of expense								$ 33,000
Series A Convertible Preferred Stock [Member]
Issuance of convertible preferred stock, shares										148,647							148,647		9,000			148,647	2,229,702			9,000
Convertible preferred stock price per share																			$ 1.50				$ 1.50			$ 1.50
Warrant term																			5 years			5 years	5 years
Warrants to purchase of common stock, shares										148,647							148,647		600			148,647	148,647			600
Warrants price per share										$ 30.00							$ 30.00		$ 30.00			$ 30.00	$ 30.00			$ 30.00
Warrants adjusted price per share																			$ 4.94				$ 4.94			$ 4.94
Proceeds from issuance of convertible preferred stock and warrants																							$ 3,000,000
Conversion of stock, shares converted												2,238,702
Conversion of stock, shares issued												194,670
Fair value of warrants																						$ 163,570
Series A Convertible Preferred Stock [Member] | Warrants [Member]
Issuance of convertible preferred stock, shares										600		670,475				670,475	600					600
Warrant term																					5 years
Warrants to purchase of common stock, shares										137,727	600	2,065,891				2,065,891	137,727	600			600	137,727
Warrants price per share										$ 7.22	$ 30.00	$ 7.22				$ 7.22	$ 7.22	$ 30.00			$ 30.00	$ 7.22
Warrants adjusted price per share			$ 4.94	$ 4.94						4.94	$ 4.94	$ 4.94				$ 4.94	4.94	$ 4.94			$ 4.94	4.94
Proceeds from issuance of convertible preferred stock and warrants												$ 5,000,000
Conversion of stock, shares converted																					9,000
Minimum aggregate financing required after closing for full ratchet			$ 5,000,000
Series A Convertible Preferred Stock [Member] | Maximum [Member]
Convertible preferred stock price per share			$ 1.50	1.50
Series A Convertible Preferred Stock [Member] | Maximum [Member] | Warrants [Member]
Warrants price per share			30.00	30.00
Series A Convertible Preferred Stock [Member] | Minimum [Member]
Convertible preferred stock price per share			1.15	1.15
Series A Convertible Preferred Stock [Member] | Minimum [Member] | Warrants [Member]
Warrants price per share			17.25	17.25						$ 17.25							$ 17.25					$ 17.25
Series B Convertible Preferred Stock [Member]
Issuance of convertible preferred stock, shares																			2,065,891									137,727
Convertible preferred stock price per share			$ 1.15	$ 1.15																								$ 17.25
Warrant term													5 years						5 years
Warrants to purchase of common stock, shares																			137,727									137,727
Warrants price per share																			$ 17.25									$ 17.25
Warrants adjusted price per share																			$ 4.94									$ 4.94
Proceeds from issuance of convertible preferred stock and warrants													$ 2,200,000						$ 2,200,000
Conversion of stock, shares converted												2,065,891
Conversion of stock, shares issued												137,727
Preferred stock conversion price																			$ 1.15
Series B Convertible Preferred Stock [Member] | Warrants [Member]
Warrant term																					5 years
Warrants to purchase of common stock, shares											137,727							137,727			137,727
Warrants price per share											$ 17.25							$ 17.25			$ 17.25
Warrants adjusted price per share											$ 4.94							$ 4.94			$ 4.94
Conversion of stock, shares converted																					2,065,891
Minimum aggregate financing required after closing for full ratchet																$ 5,000,000
Series B Convertible Preferred Stock [Member] | Michael J. Hanson [Member]
Conversion of debt into stock				$ 250,000
Debt converted into the stock shares				217,391
Cancellation of debt amount																						$ 250,000
Series C Convertible Preferred Stock [Member]
Issuance of convertible preferred stock, shares											44,030							44,030			44,030
Convertible preferred stock price per share											$ 100.00							$ 100.00			$ 100.00
Warrant term											5 years									5 years
Warrants to purchase of common stock, shares											670,475							670,475		670,475	670,475
Warrants price per share											$ 7.22							$ 7.22		$ 7.22	$ 7.22
Warrants adjusted price per share											$ 4.94							4.94		$ 4.94	4.94
Conversion of stock, shares converted																				44,030
Preferred stock dividend rate											10.00%
Preferred stock conversion price											$ 4.94							$ 4.94			$ 4.94
Gross proceeds in the form of cash and non cash											$ 4,403,000
Gross proceeds in the form of cash											$ 2,951,000
Promissory notes term											150 days
Gross proceeds in the form of promissory notes payable											$ 950,000											950,000
Preferred stock converted of common stock closing price percentage											100.00%
Percentage of preferred stock shares issued and outstanding											50.00%							50.00%			50.00%
Proceeds from issuance of common stock											$ 10,000,000
Number of shares sold in private placement																				3,137,837
Accredited investors price per share																				$ 0.37
Series C Convertible Preferred Stock [Member] | Warrants [Member]
Issuance of convertible preferred stock, shares												44,030				44,030
Warrants price per share												$ 7.22				$ 7.22
Warrants adjusted price per share											$ 4.94	4.94				4.94		$ 4.94			$ 4.94
Warrants value										$ 47,000							$ 47,000			$ 77,000		47,000
Series C Convertible Preferred Stock [Member] | Minimum [Member] | Warrants [Member]
Warrants price per share											$ 7.22	$ 17.25				$ 17.25		$ 7.22			$ 7.22
Series C Convertible Preferred Stock [Member] | James L. Davis [Member]
Conversion of debt into stock																					$ 200,000
Debt converted into the stock shares																					2,000
Series C Convertible Preferred Stock [Member] | Michael J. Hanson [Member]
Warrants to purchase of common stock, shares											15,533							15,533			15,533
Warrants price per share											$ 0.4816							$ 0.4816			$ 0.4816
Warrants adjusted price per share											$ 0.329							0.329			$ 0.329
Conversion of debt into stock											$ 102,000										$ 302,000
Debt converted into the stock shares											1,020										3,020
Series C Convertible Preferred Stock [Member] | Investor [Member]
Conversion of stock, shares converted					500
Preferred stock conversion price					$ 4.94	$ 4.94
Number of common stock shares issued					10,934
Series A, B, C Convertible Preferred Stock [Member]
Proceeds from issuance of convertible preferred stock and warrants																				2,175,332		2,175,332
Warrants value										$ 2,175,000							$ 2,175,000			2,988,000		$ 2,175,000
Series C Preferred Stock Offering [Member] | Former Senior Lender [Member]
Warrants adjusted price per share										$ 3.90	$ 5.25						$ 3.90	$ 5.25			$ 5.25	$ 3.90
Conversion of stock, shares converted																					130,677
Conversion of stock, shares issued																						175,911
Number of shares sold in private placement																						175,911
Warrants value										$ 537,000							$ 537,000			$ 754,000		$ 537,000